Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Prospectus Date		rr_ProspectusDate	Dec. 19, 2014
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated July 1, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco Pennsylvania Tax Free Income Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None[1]	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	B	C	Y

Management Fees[2]		0.50%	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees		0.25	0.25	0.97	None

Other Expenses		0.22	0.22	0.22	0.22

Interest		0.02	0.02	0.02	0.02

Total Other Expenses		0.24	0.24	0.24	0.24

Total Annual Fund Operating Expenses		0.99	0.99	1.71	0.74
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$522	$727	$949	$1,586
Class B	601	615	747	1,213
Class C	274	539	928	2,019
Class Y	76	237	411	918

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$522	$727	$949	$1,586
Class B	101	315	547	1,213
Class C	174	539	928	2,019
Class Y	76	237	411	918

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.”

INVESCO PENNSYLVANIA TAX FREE INCOME FUND
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated July 1, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco Pennsylvania Tax Free Income Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None[1]	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	B	C	Y

Management Fees[2]		0.50%	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees		0.25	0.25	0.97	None

Other Expenses		0.22	0.22	0.22	0.22

Interest		0.02	0.02	0.02	0.02

Total Other Expenses		0.24	0.24	0.24	0.24

Total Annual Fund Operating Expenses		0.99	0.99	1.71	0.74
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$522	$727	$949	$1,586
Class B	601	615	747	1,213
Class C	274	539	928	2,019
Class Y	76	237	411	918

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$522	$727	$949	$1,586
Class B	101	315	547	1,213
Class C	174	539	928	2,019
Class Y	76	237	411	918

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.”

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
			You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.”
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	“Management Fees” have been restated to reflect current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
			Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]		rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
INVESCO PENNSYLVANIA TAX FREE INCOME FUND | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[2]	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_Component1OtherExpensesOverAssets	0.22%
Interest		rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses		rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.99%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
1 Year		rr_ExpenseExampleYear01	$ 522
3 Years		rr_ExpenseExampleYear03	727
5 Years		rr_ExpenseExampleYear05	949
10 Years		rr_ExpenseExampleYear10	1,586
1 Year		rr_ExpenseExampleNoRedemptionYear01	522
3 Years		rr_ExpenseExampleNoRedemptionYear03	727
5 Years		rr_ExpenseExampleNoRedemptionYear05	949
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,586
INVESCO PENNSYLVANIA TAX FREE INCOME FUND | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	[2]	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_Component1OtherExpensesOverAssets	0.22%
Interest		rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses		rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.99%
1 Year		rr_ExpenseExampleYear01	$ 601
3 Years		rr_ExpenseExampleYear03	615
5 Years		rr_ExpenseExampleYear05	747
10 Years		rr_ExpenseExampleYear10	1,213
1 Year		rr_ExpenseExampleNoRedemptionYear01	101
3 Years		rr_ExpenseExampleNoRedemptionYear03	315
5 Years		rr_ExpenseExampleNoRedemptionYear05	547
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,213
INVESCO PENNSYLVANIA TAX FREE INCOME FUND | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	[2]	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.97%
Other Expenses		rr_Component1OtherExpensesOverAssets	0.22%
Interest		rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses		rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.71%
1 Year		rr_ExpenseExampleYear01	$ 274
3 Years		rr_ExpenseExampleYear03	539
5 Years		rr_ExpenseExampleYear05	928
10 Years		rr_ExpenseExampleYear10	2,019
1 Year		rr_ExpenseExampleNoRedemptionYear01	174
3 Years		rr_ExpenseExampleNoRedemptionYear03	539
5 Years		rr_ExpenseExampleNoRedemptionYear05	928
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,019
INVESCO PENNSYLVANIA TAX FREE INCOME FUND | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[2]	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_Component1OtherExpensesOverAssets	0.22%
Interest		rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses		rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.74%
1 Year		rr_ExpenseExampleYear01	$ 76
3 Years		rr_ExpenseExampleYear03	237
5 Years		rr_ExpenseExampleYear05	411
10 Years		rr_ExpenseExampleYear10	918
1 Year		rr_ExpenseExampleNoRedemptionYear01	76
3 Years		rr_ExpenseExampleNoRedemptionYear03	237
5 Years		rr_ExpenseExampleNoRedemptionYear05	411
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 918

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” have been restated to reflect current fees.